Average Annual Total Returns (Vanguard Value Index Fund Participant)	Vanguard Value Index Fund Vanguard Value Index Fund - Investor Shares 1/1/2014 - 12/31/2014	CRSP US Large Cap Value Index Vanguard Value Index Fund Vanguard Value Index Fund - Investor Shares 1/1/2014 - 12/31/2014	MSCI US Prime Market Value Index Vanguard Value Index Fund Vanguard Value Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Spliced Value Index Vanguard Value Index Fund Vanguard Value Index Fund - Investor Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.05%	13.29%	12.52%	13.29%
Five Years	14.80%	none	14.67%	15.05%
Ten Years	7.17%	none	7.15%	7.33%